COMMITMENTS AND CONTINGENCIES (Details Narrative)																																										1 Months Ended			3 Months Ended		12 Months Ended		132 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 16, 2023 USD ($)	Mar. 16, 2023 CNY (¥)	Mar. 10, 2023 USD ($)	Mar. 10, 2023 CNY (¥)	May 31, 2022 CNY (¥)	May 09, 2022 USD ($)	May 09, 2022 CNY (¥)	Mar. 14, 2022 USD ($)	Mar. 14, 2022 CNY (¥)	Feb. 16, 2022 USD ($)	Feb. 16, 2022 CNY (¥)	Feb. 14, 2022 USD ($)	Feb. 14, 2022 CNY (¥)	Dec. 23, 2021 CNY (¥)	Dec. 20, 2021 USD ($)	Dec. 20, 2021 CNY (¥)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Oct. 10, 2021 USD ($)	Oct. 10, 2021 CNY (¥)	Aug. 09, 2021 CNY (¥)	Oct. 27, 2020 USD ($)	Oct. 27, 2020 CNY (¥)	Sep. 16, 2020 USD ($)	Sep. 16, 2020 CNY (¥)	May 21, 2020 USD ($)	May 21, 2020 CNY (¥)	Nov. 21, 2019 USD ($)	Nov. 21, 2019 CNY (¥)	Aug. 23, 2018 USD ($)	Aug. 23, 2018 CNY (¥)	Aug. 22, 2018 USD ($)	Aug. 22, 2018 CNY (¥)	Jun. 22, 2017 USD ($) shares	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	Mar. 19, 2014 USD ($)	Mar. 19, 2014 CNY (¥)	Jul. 05, 2013 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2018 CNY (¥)	Nov. 20, 2014 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Aug. 09, 2032 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 16, 2023 CNY (¥)	Mar. 10, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 20, 2022 USD ($)	Dec. 20, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Mar. 12, 2020 USD ($)	Mar. 12, 2020 CNY (¥)	Dec. 30, 2018 USD ($)	Dec. 30, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Jun. 22, 2017 CNY (¥)	Jul. 31, 2014 CNY (¥)	Mar. 19, 2014 CNY (¥)	Jul. 05, 2013 CNY (¥)
Loss Contingencies [Line Items]
Loan obtained during period | $	$ 1,420,750																																												$ 1,420,750		$ 1,455,750									$ 2,250,000
Purchase commitment																	$ 3,100,000	¥ 20,000,000.0
Remaining balance																																																						$ 700,000	¥ 5,000,000.0
Equity Dispute Case With Yunqing Su [Member]
Loss Contingencies [Line Items]
Amount paid								$ 191,180	¥ 1,318,604
Investment																																				$ 149,853																											¥ 1,000,000
Original listed shares | shares																																				370,370.37
Interest paid																																										$ 32,968	¥ 220,000
Repayments of debt																																										19,181	128,000
Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member]
Loss Contingencies [Line Items]
Repayments of debt																																					$ 800,000	¥ 5,000,000.0
Loan obtained during period																																					8,900,000																											¥ 55,000,000.0
Legal Case With Zhuhai Hongguang Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Acceptance fee																																															36,315						¥ 250,470
Legal Case With Lifan Financial Leasing Co Ltd [Member]
Loss Contingencies [Line Items]
Amount paid																¥ 22,905,807.12
Lease price																																												¥ 20,000,000
Lease rate																																												8.00%
Outstanding payment																																																	¥ 22,905,807.12
Legal Case With Chengdu High Investment Financing Guarantee Co Ltd [Member]
Loss Contingencies [Line Items]
Outstanding payment																												$ 2,617,491	¥ 17,467,042
Investment received																								$ 2,629,503	¥ 17,547,197.5
Legal Case With Chengdu High Investment Financing Guarantee Co Ltd [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Acceptance fee			$ 36,246																																																¥ 250,000
Legal Case With Hubei Laien Optoelectronics Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Amount paid																																															22,866	¥ 157,714
Liquidated damages							¥ 20,571
Outstanding payment							137,143
Corresponding amount																																																					¥ 137,142.7
Legal Case With Shenzhen Helitong Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Amount paid												$ 33,276	¥ 229,513																																		34,393	229,513
Outstanding payment																					$ 34,393	¥ 229,513
Legal Case With Xinjiang Weiyida Real Estate Development Co Ltd [Member]
Loss Contingencies [Line Items]
Amount paid										$ 2,510,964	¥ 17,318,625
Loss contingency damages awarded value														$ 2,595,250	¥ 17,318,625
Construction in Progress [Member]
Loss Contingencies [Line Items]
Purchase commitment																																													2,200,000	¥ 15,000,000.0	$ 2,200,000	¥ 15,000,000.0
Related to 30% of Remaining Loan Repaid By Chengdu SME [Member] | Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member]
Loss Contingencies [Line Items]
Loan, default penalty																																					800,000																					$ 800,000	¥ 5,800,000	$ 800,000	¥ 5,800,000			5,800,000
Related to 70% of Remaining Loan Repaid By Chengdu SME [Member] | Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member]
Loss Contingencies [Line Items]
Loan, default penalty																																					900,000																					900,000	6,000,000.0	900,000	6,000,000.0			6,000,000.0
Chengdu Bank Co, Ltd [Member] | Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member]
Loss Contingencies [Line Items]
Repayments of debt																																								¥ 12,000,000.0
Loan obtained during period																																							$ 2,200,000																										¥ 15,000,000.0
Debt instrument, description																																							To support the local economic development as well as Chengdu Wetouch, two government-backed companies, Sichuan Renshou Shigao Tianfu Investment Co., Ltd. (“Sichuan Renshou”) and Renshou Tengyi Landscaping Co., Ltd. (“Renshou Tengyi”) provided their bank deposits of RMB 12.0 million (equivalent to $1.7 million) as pledge, while Mr. Guangde Cai and Sichuan Wetouch also provided counter-guarantee	To support the local economic development as well as Chengdu Wetouch, two government-backed companies, Sichuan Renshou Shigao Tianfu Investment Co., Ltd. (“Sichuan Renshou”) and Renshou Tengyi Landscaping Co., Ltd. (“Renshou Tengyi”) provided their bank deposits of RMB 12.0 million (equivalent to $1.7 million) as pledge, while Mr. Guangde Cai and Sichuan Wetouch also provided counter-guarantee
Loss contingency damages awarded value																														$ 1,700,000	¥ 12,000,000.0
Pledged bank deposits for debt, value																																							$ 1,700,000	¥ 12,000,000.0
Chengdu Bank Co, Ltd [Member] | Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Acceptance fee					$ 14,967																																															¥ 103,232
Chengdu SME Credit Guarantee Co., Ltd. [Member] | Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member]
Loss Contingencies [Line Items]
Repayments of debt																										$ 1,700,000	¥ 11,800,000					$ 8,000,000.0	¥ 55,000,000	$ 8,900,000	¥ 55,000,000
Loan, default penalty | $																																																														$ 1,700,000
Chengdu SME Credit Guarantee Co., Ltd. [Member] | Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Acceptance fee			49,066																																																¥ 338,418
Chengdu SME Credit Guarantee Co., Ltd. [Member] | Bank of Chengdu [Member] | Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member]
Loss Contingencies [Line Items]
Loan obtained during period																																									$ 9,800,000																									¥ 60,000,000.0
Debt instrument, interest rate																																									8.61%																									8.61%
Debt instrument, description																																									Chengdu SME Credit Guarantee Co., Ltd (“Chengdu SME”), a third party, provided a 70% guarantee and Bank of Chengdu retained 30% of the risk, while Chengdu Wetouch and Mr. Guangde Cai provided joint and several liability guarantee for 100% of the loan
Zhuhai HongguangTechnology Co Ltd [Member] | Legal Case With Zhuhai Hongguang Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Amount paid																			$ 19,118	¥ 131,859
Loss contingency damages awarded value																			16,466	109,883.2
Liquidated damages																			3,293																																						¥ 21,976.64
Equity Dispute Case With Yunqing Su [Member]
Loss Contingencies [Line Items]
Amount paid								$ 191,180	¥ 1,318,604
Investment																																				$ 149,853																											¥ 1,000,000
Original listed shares | shares																																				370,370.37
Interest paid																																										32,968	220,000
Repayments of debt																																										$ 19,181	¥ 128,000
Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member]
Loss Contingencies [Line Items]
Repayments of debt																																					800,000	¥ 5,000,000.0
Loan obtained during period																																					8,900,000																											55,000,000.0
Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Related to 30% of Remaining Loan Repaid By Chengdu SME [Member]
Loss Contingencies [Line Items]
Loan, default penalty																																					800,000																					800,000	5,800,000	800,000	5,800,000			5,800,000
Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Related to 70% of Remaining Loan Repaid By Chengdu SME [Member]
Loss Contingencies [Line Items]
Loan, default penalty																																					$ 900,000																					$ 900,000	¥ 6,000,000.0	$ 900,000	¥ 6,000,000.0			¥ 6,000,000.0
Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Chengdu SME Credit Guarantee Co., Ltd. [Member]
Loss Contingencies [Line Items]
Repayments of debt																										$ 1,700,000	¥ 11,800,000					$ 8,000,000.0	¥ 55,000,000	$ 8,900,000	¥ 55,000,000
Acceptance fee			49,066	¥ 338,418
Loan, default penalty | $																																																														$ 1,700,000
Legal Case with Chengdu SME Credit Guarantee Co., Ltd. [Member] | Chengdu SME Credit Guarantee Co., Ltd. [Member] | Bank of Chengdu [Member]
Loss Contingencies [Line Items]
Loan obtained during period																																									$ 9,800,000																									¥ 60,000,000.0
Debt instrument, interest rate																																									8.61%																									8.61%
Debt instrument, description																																									Chengdu SME Credit Guarantee Co., Ltd (“Chengdu SME”), a third party, provided a 70% guarantee and Bank of Chengdu retained 30% of the risk, while Chengdu Wetouch Technology Co. Ltd. (“Chengdu Wetouch”) and Mr. Guangde Cai provided joint and several liability guarantee for 100% of the loan.
Legal Case With Zhuhai Hongguang Technology Co Ltd [Member] | Zhuhai HongguangTechnology Co Ltd [Member]
Loss Contingencies [Line Items]
Amount paid																			19,118	131,859
Loss contingency damages awarded value																			16,466	¥ 109,883.2
Liquidated damages																			$ 3,293																																						¥ 21,976.64
Legalcase [Member]
Loss Contingencies [Line Items]
Amount paid																¥ 22,905,807.12
Acceptance fee	$ 36,315	¥ 250,470			36,315	¥ 250,470
Lease price																																												¥ 20,000,000
Lease rate																																												8.00%
Outstanding payment																							¥ 22,905,807.12
Legal case with Sichuan Renshou Shigao Tianfu Investment Co., Ltd and Renshou Tengyi Landscaping Co., Ltd. [Member] | Chengdu Bank Co, Ltd [Member]
Loss Contingencies [Line Items]
Repayments of debt																																								¥ 12,000,000.0
Acceptance fee					$ 14,967	¥ 103,232
Loan obtained during period																																							$ 2,200,000																										¥ 15,000,000.0
Debt instrument, description																																							To support the local economic development as well as Chengdu Wetouch, two government-backed companies, Sichuan Renshou Shigao Tianfu Investment Co., Ltd. (“Sichuan Renshou”) and Renshou Tengyi Landscaping Co., Ltd. (“Renshou Tengyi”) provided their bank deposits of RMB 12.0 million (equivalent to $1.7 million) as pledge, while Mr. Guangde Cai and Sichuan Wetouch also provided counter-guarantee.	To support the local economic development as well as Chengdu Wetouch, two government-backed companies, Sichuan Renshou Shigao Tianfu Investment Co., Ltd. (“Sichuan Renshou”) and Renshou Tengyi Landscaping Co., Ltd. (“Renshou Tengyi”) provided their bank deposits of RMB 12.0 million (equivalent to $1.7 million) as pledge, while Mr. Guangde Cai and Sichuan Wetouch also provided counter-guarantee.
Loss contingency damages awarded value																															¥ 12,000,000.0
Pledged bank deposits for debt, value																																							$ 1,700,000	¥ 12,000,000.0
Legal Case With Chengdu High Investment Financing Guarantee Co Ltd [Member]
Loss Contingencies [Line Items]
Acceptance fee			$ 36,246	¥ 250,000
Outstanding payment																												$ 2,617,491	¥ 17,467,042
Investment received																								$ 2,629,503	¥ 17,547,197.5
Legal Case With Hubei Laien Optoelectronics Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Amount paid																																													22,866	157,714
Liquidated damages							20,571
Outstanding payment							¥ 137,143
Corresponding amount																																																		¥ 137,142.7
Legal Case With Shenzhen Helitong Technology Co Ltd [Member]
Loss Contingencies [Line Items]
Amount paid												$ 33,276	¥ 229,513																																$ 34,393	¥ 229,513
Outstanding payment																					$ 34,393	¥ 229,513
Legal Case With Xinjiang Weiyida Real Estate Development Co Ltd [Member]
Loss Contingencies [Line Items]
Amount paid										$ 2,510,964	¥ 17,318,625
Loss contingency damages awarded value														$ 2,595,250	¥ 17,318,625